Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of major customers [line items]
Revenue	$ 287,643	$ 279,007
Revenue percentage	100.00%	100.00%
System integration and consulting services
Disclosure of major customers [line items]
Revenue	$ 278,341	$ 270,345
Revenue percentage	96.80%	96.90%
Payrolling services
Disclosure of major customers [line items]
Revenue	$ 1,241	$ 1,289
Revenue percentage	0.40%	0.50%
Software revenue
Disclosure of major customers [line items]
Revenue	$ 8,061	$ 7,373
Revenue percentage	2.80%	2.60%